Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable
Accounts Payable

	As at December 31,	As at December 31,
	2020	2019
	$	$
Accounts payable	3,595,745	—
Other payables	889	—
Total	3,596,634	—